SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of net income (loss) per common share

	2022	2021	2020
Numerator:
Net loss attributable to common stockholders	(14,245,878)	(14,472,494)	(4,630,168)
Denominator:
Basic and diluted weighted-average shares outstanding	34,506,400	26,787,730	18,668,710
Loss per share:
Basic and diluted loss per share	(0.41)	(0.54)	(0.25)

Galata Acquisition Corp.
Schedule of class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

Gross proceeds from IPO	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	2,119,645
Class A ordinary shares subject to possible redemption, December 31, 2022	$145,869,645

Schedule of net income (loss) per common share

	For the year Ended		For the Period from February 26, 2021 (Inception)
	December 31, 2022		Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(669,692)	$(167,423)	$(595,283)	$(246,016)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	3,593,750	8,695,747	3,593,750

Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.07)	$(0.07)